15. Provisions for legal proceedings (Tables)	6 Months Ended
Jun. 30, 2020
Provisions For Legal Proceedings
Schedule of provisions for legal proceedings

Provisions for legal proceedings are set out as follows:

Current and Non-current liabilities	06.30.2020	12.31.2019
Labor claims	681	895
Tax claims	443	463
Civil claims	782	1,523
Environmental claims	183	232
Total	2,089	3,113
Current liabilities	−	−
Non-current liabilities	2,089	3,113

(*) Amounts classified in other accounts and expenses payable in current

Schedule of reconciliation of provisions for legal proceedings
	Jan-Jun/2020	Jan-Dec/2019
Opening Balance	3,113	7,405
Additions, net of reversals	65	1,290
Use of provision	(428)	(5,332)
Accruals and charges	109	233
Transfer to assets held for sale	-	(289)
Others	27	22
Cumulative translation adjustment	(797)	(216)
Closing Balance	2,089	3,113

Schedule of judicial deposits with legal proceedings
15.2.	Judicial deposits
Non-current assets	06.30.2020	12.31.2019
Tax	4,763	5,926
Labor	797	1,056
Civil	939	1,082
Environmental	115	160
Others	85	12
Total	6,699	8,236

Schedule of reconciliation of judicial deposits with legal proceedings
	Jan-Jun/2020	Jan-Dec/2019
Opening Balance	8,236	6,711
Additions	684	2,021
Use	(49)	(187)
Accruals and charges	87	329
Transfer to assets held for sale	-	(313)
Others	-	(1)
Cumulative translation adjustment	(2,259)	(324)
Closing Balance	6,699	8,236

Schedule of contingent liabilities

As of June 30, 2020, estimated contingent liabilities for which the possibility of loss is not considered remote are set out in the following table:

Nature	06.30.2020	12.31.2019
Tax	23,734	32,376
Labor	7,448	9,734
Civil - General	4,125	5,977
Civil - Environmental	1,303	1,576
Total	36,610	49,663